Acquisitions and Dispositions Discontinued Operations - Cash Flows (Details) - Brighthouse Financial, INC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash Provided by (Used in) Operating Activities, Discontinued Operations	$ 3,697	$ 4,559	$ 5,534
Cash Provided by (Used in) Investing Activities, Discontinued Operations	$ 4,674	$ (7,042)	$ (708)